INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets are comprised of the following:

	Favorable Contract Intangible Assets	Assembled Workforce	Customer Relationships	Others	As of June 30, 2025	As of December 31, 2024
(in thousands of $)	Note A	Note B	Note B	Note C
Cost	18,900	4,600	3,600	3,947	31,047	29,804
Less: Accumulated amortization	(16,143)	(2,760)	(3,600)	(288)	(22,791)	(21,706)
Net book value	2,757	1,840	—	3,659	8,256	8,098
Presented as:
- Current	—	—	—	1,870	1,870	629
- Non-current	2,757	1,840	—	1,789	6,386	7,469
	2,757	1,840	—	3,659	8,256	8,098